LOAN SERVICING (Schedule of Activity for Loan Servicing Rights) (Details) (Mortgage Loan with Servicing Right [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012
Mortgage Loan with Servicing Right [Member]
Servicing Assets at Fair Value [Line Items]
Beginning of period	$ 305	$ 220	$ 220	$ 133
Additions	20	35	117	138
Amortization to expense	(37)	(82)	(32)	(51)
End of period	$ 288	$ 173	$ 305	$ 220